Net investment in finance lease - Detailed information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Balance – Beginning of period	$ 416	$ 442
Interest accretion	37	39
Lease receipts	(92)	(89)
Effects of foreign exchange	8	24
Balance – End of period	369	416
Current			$ 99	$ 92
Non-current			270	324
Net investment in lease	$ 369	$ 442	$ 369	$ 416